Short-Term Investments	12 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Short-term investments

(5) Short-term investments

	As of June 30,
	2025	2026
	RMB	RMB
Short-term investments	4,255	36,872
Total	4,255	36,872

As of June 30, 2025, short-term investments represent the equity interests in BGM Group Ltd., which is disposed during fiscal year 2026. As of June 30, 2026, short-term investments primarily consist of equity interests in AIFU Group and wealth management products issued by banks. These investments are classified as financial assets measured at fair value through profit or loss. No impairment loss on short-term investments was identified for the fiscal years ended June 30, 2025 and 2026, respectively.